Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details Narrative
Federal net operating losses	$ 4,860,000	$ 4,334,000
Federal net operating losses expire	2031